	Summary Prospectus	Ticker Symbols

International Opportunities Bond Fund	February 25, 2013	Class A: FIOBX Advisor Class: FIODX Institutional Class: FIOEX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the statement of additional information (“SAI”) and most recent reports to shareholders, online at www.firstinvestors.com/prospectuses. You can also get this information at no cost by calling 1 (800) 423-4026 or by sending an e-mail request to admcust@firstinvestors.com. The Fund’s prospectus and SAI, both dated February 25, 2013, and the financial statements included in the Fund’s most recent report to shareholders, dated September 30, 2012, are incorporated by reference into this Summary Prospectus.

Investment Objective:  The Fund seeks total return consisting of income and capital appreciation.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)	Class A	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A2	Advisor Class3	Institutional Class3
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.30%	0.00%	0.00%
Other Expenses1	0.50%	0.37%4	0.23%4
Total Annual Fund Operating Expenses	1.55%	1.12%	0.98%
Fee Limitation and/or Expense Reimbursement	0.25%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	1.30%	1.12%	0.98%
1. Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
2. The Adviser has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.30% for Class A shares.  The Adviser can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser, provided that such repayment does not cause the expenses of the Fund’s Class A shares to exceed the foregoing limits.  The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2014 with the approval of the Fund’s Board of Trustees.
3. Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
4. The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares.  The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund’s Advisor Class and Institutional Class shares to exceed the foregoing limits.  The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund’s Board of Trustees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee limitation/expense reimbursement arrangement through January 31, 2014).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A shares	$700	$993
Advisor Class shares	$114	$356
Institutional Class shares	$100	$312

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years
Class A shares	$700	$993
Advisor Class shares	$114	$356
Institutional Class shares	$100	$312

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its whole portfolio.

Principal Investment Strategies:  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.  The Fund will notify shareholders at least 60 days before making any changes to this 80% policy.  For purposes of the 80% test, bonds include debt securities issued or guaranteed by national governments, their agencies or instrumentalities and political sub-divisions (including inflation index linked securities); debt securities of supranational organizations such as freely transferable promissory notes, bonds and debentures; corporate debt securities, including freely transferable promissory notes, debentures, zero coupon bonds, commercial paper, certificates of deposits, and bankers’ acceptances issued by industrial, utility, finance, commercial banking or bank holding company organizations; emerging markets debt; and below investment grade securities, also known as high yield debt or “junk bonds”.

The Fund will normally invest its assets in debt and fixed income securities of issuers located in developed countries outside of the United States.  The Fund will primarily invest in sovereign debt and currencies, as well as in investment grade corporate bonds.  Any country that has a sovereign debt rating of A- or better from at least one nationally recognized statistical ratings organization (“NRSRO”) at the time of purchase will be considered a developed country.  An issuer is considered by the subadviser to be located in a developed country if such issuer meets certain criteria of the subadviser.  To a lesser extent, the Fund may also invest in emerging markets.

The Fund may invest in both investment grade and, to a lesser extent, below investment grade securities.  Investment grade securities are securities rated at the time of purchase by a NRSRO within one of the top four categories, or, if unrated, judged by the subadviser to be of comparable credit quality.

The Fund may invest in forward foreign currency contracts in order to hedge its currency exposure in bond positions or to gain currency exposure.  The Fund may also invest in interest rate and bond futures to manage interest rate risk and for hedging purposes.  These investments may be significant at times.  Although the Fund has the flexibility to make use of forward foreign currency contracts it may choose not to for a variety of reasons, even under very volatile market conditions.

The Fund will normally hold a portfolio of debt securities of issuers located in a minimum of six countries.  The Fund intends to maintain a weighted average portfolio quality of A- or better, whether composed of rated securities or unrated securities deemed by the subadviser to be of comparable quality.

The weighted average duration of the Fund’s portfolio is expected to range from 1 to 10 years, but for individual markets may be greater or lesser depending on the subadviser’s outlook for interest rates and the potential for capital gains.

The subadviser follows a top-down value-driven process to investing and therefore seeks to identify relative value in the international bond markets.  The subadviser defines as undervalued those markets where it believes real interest rates are high and the currency is undervalued with potential to appreciate.  The subadviser will concentrate investments in those undervalued markets where it believes cyclical business conditions, as well as secular economic and political trends, provide the best opportunity for declining interest rates and a return to lower real rates over time.  The subadviser believes that such economic conditions provide the best potential to achieve capital appreciation.

Principal Risks:  You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking total return,

■ Want exposure to debt securities of foreign issuers,

■ Are willing to accept a high degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Credit Risk.  This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer.  High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.

Market Risk.  The market prices of the Fund’s securities may decline over short or even extended periods due to general market conditions, an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices.  If the Fund is forced to sell such securities to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital.  Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be  backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments.  To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.  As a result, it may be more volatile than a more geographically diversified fund.

Currency Risk.  The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change.  Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and other political or regulatory conditions in the U.S. or abroad.

Supranational Risk.  Obligations of supranational organizations are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support.  Obligations of a supranational organization that are denominated in foreign currencies will also be subject to the risks associated with investment in foreign currencies.

Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk.  The Fund is susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.  High yield debt securities also tend to be less liquid than higher quality debt securities.

Non-Diversification Risk.  The Fund is a non-diversified investment company and, as such, its assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.  The price of a share of the Fund can therefore be expected to fluctuate more than a diversified mutual fund.

Derivatives Risk.  Forward foreign currency contracts and futures involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market movements and the potential of greater losses than if these techniques had not been used by the Fund.  They may also limit any potential gain that might result from an increase in the value of a hedged position.  These investments can also increase the volatility of the Fund’s share price and expose the Fund to significant additional costs.

Valuation Risk.  The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.  Investors who purchase or redeem Fund shares on days when the Fund is holding fair valued securities may receive fewer shares or lower redemption proceeds than they would have received if the Fund had not fair valued the security or had used a different valuation methodology.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  Performance information has not been provided because the Fund commenced operations on August 20, 2012 and it does not have a full calendar year of performance.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser and Brandywine Global Investment Management, LLC (“Brandywine Global”) serves as the subadviser of the Fund.

Portfolio Manager:  The Fund is managed by Brandywine Global by a team of investment professionals who have active roles in managing the Fund.  Stephen S. Smith, Managing Director and Portfolio Manager, David F. Hoffman, CFA, Managing Director and Portfolio Manager, and John P. McIntyre, CFA, Portfolio Manager/Senior Research Analyst, have served as the Fund’s Portfolio Managers since the Fund’s inception in 2012 and Brian R. Hess has served as the Fund’s Associate Portfolio Manager/Senior Research Analyst since the Fund’s inception in 2012.

Purchase and Sale of Fund Shares:  You may purchase or redeem shares of the Fund on any business day by: contacting your financial intermediary in accordance with its policies; writing to the Fund’s transfer agent at the following address: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837; or calling the Fund’s transfer agent at 1 (800) 423-4026. The minimum initial purchase for Class A shares and Advisor Class shares is $1,000.  The minimum initial purchase for Institutional Class shares is $2,000,000. The minimum initial purchase is reduced for certain types of accounts and also for accounts that are eligible to be opened under a systematic investment plan. Subsequent investments can be made in any U.S. dollar amount.

Tax Information:  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case the withdrawal of your investment from a tax-deferred account may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries: The Fund is primarily sold to retail investors through its principal underwriter, First Investors Corporation (“FIC”). FIC is an affiliate of the Fund’s adviser and both are subsidiaries of the same holding company. FIC pays its representatives a higher level of compensation for selling First Investors Funds than for selling other funds. This may create a conflict of interest by influencing the representatives to recommend First Investors Funds over other funds. For more information on FIC’s policies ask your representative, see the Fund’s SAI or visit First Investors website at: www.firstinvestors.com.

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